Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSESThe following table presents the components of other receivables and prepaid expenses as of December 31, 2020 and 2019.

	December 31,
	2020	2019
Prepaid expenses	$39,897	$45,545
Government institutions	70,880	62,398
Derivative instruments	14,676	23,886
Cross-currency interest rate swap	—	6,183
Right to use land and buildings	6,021	5,602
Other (*)	24,856	17,114
	$156,330	$160,728